Rights of Use - Movements of Rights of Use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 4,982	€ 6,939
Additions	1,979	1,916
Sale of the towers division of Telxius	2,500
Amortization	(1,649)	(1,602)	€ (1,721)
Disposals	(221)	(374)
Inclusion of companies	8
Transfers and others	48	1,169
Translation differences and hyperinflation, right-of-use assets	(28)	728
Right-of-use assets at end of period	7,579	4,982	6,939
Additions to right-of-use assets including companies held for sale and the sale of companies	2,439	2,014
Land and Natural Properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	762	1,514
Additions	316	580
Sale of the towers division of Telxius	(85)
Amortization	(191)	(481)
Disposals	(15)	(197)
Inclusion of companies	0
Transfers and others	11	581
Translation differences and hyperinflation, right-of-use assets	(17)	73
Right-of-use assets at end of period	793	762	1,514
Buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	2,819	3,793
Additions	776	957
Sale of the towers division of Telxius	1,096
Amortization	(1,012)	(760)
Disposals	(94)	(121)
Inclusion of companies	4
Transfers and others	40	435
Translation differences and hyperinflation, right-of-use assets	(12)	615
Right-of-use assets at end of period	3,561	2,819	3,793
Plant and Machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	1,238	1,434
Additions	796	342
Sale of the towers division of Telxius	1,478
Amortization	(382)	(299)
Disposals	(109)	(51)
Inclusion of companies	0
Transfers and others	(1)	153
Translation differences and hyperinflation, right-of-use assets	(2)	35
Right-of-use assets at end of period	3,024	1,238	1,434
Other assets
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	163	198
Additions	91	37
Sale of the towers division of Telxius	11
Amortization	(64)	(62)
Disposals	(3)	(5)
Inclusion of companies	4
Transfers and others	(2)	0
Translation differences and hyperinflation, right-of-use assets	3	5
Right-of-use assets at end of period	€ 201	€ 163	€ 198